Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instrument Assets and (Liabilities) Held
The following table lists the derivative financial instrument assets and (liabilities) held by us as of June 30, 2016 (in thousands):

Notional Amount	Index	Rate	Fair Value	Instrument	Maturity
$50,000	LIBOR	1.39%	$(1,076)	Swap	7/17/2019
105,000	LIBOR	1.24	(1,763)	Swap	7/17/2019
25,685	LIBOR + 1.45%	4.98	(2,554)	Swap	5/1/2020
The following table lists the derivative financial instrument assets and (liabilities) held by us as of December 31, 2015 (in thousands):

Notional Amount	Index	Rate	Fair Value	Instrument	Maturity
$100,000	LIBOR	0.86%	$(142)	Swap	6/15/2016
50,000	LIBOR	1.39	(71)	Swap	7/17/2019
105,000	LIBOR	1.24	427	Swap	7/17/2019
26,092	LIBOR + 1.45%	4.98	(2,157)	Swap	5/1/2020

Gross Fair Value of Derivative Financial Instruments
As of June 30, 2016 and December 31, 2015, the gross fair value of our derivative financial instruments was as follows (in thousands):

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
Derivatives Not Designated as Hedging Instruments:	Balance Sheet Location	June 30, 2016	December 31, 2015	Balance Sheet Location	June 30, 2016	December 31, 2015
Interest rate swaps	Receivables and other assets	$—	$427	Derivative financial instruments	$5,393	$2,370

Schedule of Derivative Liabilities Subject to Master Netting Arrangements
As of June 30, 2016 and December 31, 2015, we had derivatives subject to enforceable master netting arrangements which allowed for net cash settlement with the respective counterparties (in thousands):

	June 30, 2016			December 31, 2015
	Gross Amounts	Amounts Subject to Enforceable Master Netting Arrangements	Net Amounts	Gross Amounts	Amounts Subject to Enforceable Master Netting Arrangements	Net Amounts
Asset derivatives	$—	$—	$—	$427	$(427)	$—
Liability derivatives	5,393	—	5,393	2,370	(427)	1,943

Schedule of Derivative Assets Subject to Master Netting Arrangements
As of June 30, 2016 and December 31, 2015, we had derivatives subject to enforceable master netting arrangements which allowed for net cash settlement with the respective counterparties (in thousands):

	June 30, 2016			December 31, 2015
	Gross Amounts	Amounts Subject to Enforceable Master Netting Arrangements	Net Amounts	Gross Amounts	Amounts Subject to Enforceable Master Netting Arrangements	Net Amounts
Asset derivatives	$—	$—	$—	$427	$(427)	$—
Liability derivatives	5,393	—	5,393	2,370	(427)	1,943